Property and Equipment, Net - Schedule of Schedule of Long-lived assets by geographic area (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Lived Assets By Geographic Areas [Line Items]
Total	$ 15,415	$ 13,585
United States
Long Lived Assets By Geographic Areas [Line Items]
Total	12,443	13,263
United Kingdom
Long Lived Assets By Geographic Areas [Line Items]
Total	$ 2,972	$ 322